Restatement of Comparative Period Figures (Details) - Schedule of Unaudited Condensed Consolidated Statement of Operation and Comprehensive Income - USD ($)		6 Months Ended
		Apr. 30, 2024	Apr. 30, 2023
Revenue
Total revenue		$ 34,855,545	$ 49,545,411
Cost of revenues		32,425,944	54,240,270
Gross profit (loss)		2,429,601	(4,694,859)
Operating expenses:
General and administrative expenses		2,285,953	2,103,319
Total operating expenses		2,285,953	2,103,319
Income (loss) from operations		143,648	(6,798,178)
Other (expense) income
Interest income		1,733	954
Interest expense			(57,038)
Other income (expense), net		(15,555)	(194,229)
Total other expense, net		(383,517)	(250,313)
Income (loss) before income taxes		(239,869)	(7,048,491)
Provision for income taxes		4,139	2,542
Net income (loss)		(244,008)	(7,051,033)
Less: Net income (loss) attributable to non-controlling interests		527,657	(2,732,234)
Net income (loss) attributable to the Company		(771,665)	(4,318,799)
Comprehensive income(loss)		(244,008)	(7,051,033)
Less: Comprehensive income (loss) attributable to non-controlling interests		527,657	(2,732,234)
Comprehensive income (loss) attributable to the Company		$ (771,665)	$ (4,318,799)
Earnings (loss)per share attributable to the Company - Basic (in Dollars per share)	[1]	$ (0.01)	$ (0.08)
Earnings (loss)per share attributable to the Company - Diluted (in Dollars per share)	[1]	$ (0.01)	$ (0.08)
Weighted Average Shares Outstanding - Basic (in Shares)	[1]	52,842,656	52,068,190
Weighted Average Shares Outstanding -Diluted (in Shares)	[1]	52,842,656	52,068,190
Ocean freight revenue [Member]
Revenue
Total revenue		$ 33,211,799	$ 49,330,293
Vessel service revenue [Member]
Revenue
Total revenue		$ 1,643,746	215,118
Previous reported {Member]
Revenue
Total revenue			45,102,136
Cost of revenues			41,713,652
Gross profit (loss)			3,388,484
Operating expenses:
General and administrative expenses			2,023,855
Total operating expenses			2,023,855
Income (loss) from operations			1,364,629
Other (expense) income
Interest income			942
Interest expense			(51,992)
Other income (expense), net			36,124
Total other expense, net			(14,926)
Income (loss) before income taxes			1,349,703
Provision for income taxes
Net income (loss)			1,349,703
Less: Net income (loss) attributable to non-controlling interests			611,750
Net income (loss) attributable to the Company			737,953
Comprehensive income(loss)			1,349,703
Less: Comprehensive income (loss) attributable to non-controlling interests			611,750
Comprehensive income (loss) attributable to the Company			$ 737,953
Earnings (loss)per share attributable to the Company - Basic (in Dollars per share)			$ 0.01
Earnings (loss)per share attributable to the Company - Diluted (in Dollars per share)			$ 0.01
Weighted Average Shares Outstanding - Basic (in Shares)			50,000,000
Weighted Average Shares Outstanding -Diluted (in Shares)			50,000,000
Previous reported {Member] | Ocean freight revenue [Member]
Revenue
Total revenue			$ 45,093,336
Previous reported {Member] | Vessel service revenue [Member]
Revenue
Total revenue			8,800
Effect of restatement [Member]
Revenue
Total revenue			4,443,275
Cost of revenues			12,526,618
Gross profit (loss)			(8,083,343)
Operating expenses:
General and administrative expenses			79,464
Total operating expenses			79,464
Income (loss) from operations			(8,162,807)
Other (expense) income
Interest income			12
Interest expense			(5,046)
Other income (expense), net			(230,353)
Total other expense, net			(235,387)
Income (loss) before income taxes			(8,398,194)
Provision for income taxes			2,542
Net income (loss)			(8,400,736)
Less: Net income (loss) attributable to non-controlling interests			(3,343,984)
Net income (loss) attributable to the Company			(5,056,752)
Comprehensive income(loss)			(8,400,736)
Less: Comprehensive income (loss) attributable to non-controlling interests			(3,343,984)
Comprehensive income (loss) attributable to the Company			$ (5,056,752)
Earnings (loss)per share attributable to the Company - Basic (in Dollars per share)			$ (0.09)
Earnings (loss)per share attributable to the Company - Diluted (in Dollars per share)			$ (0.09)
Weighted Average Shares Outstanding - Basic (in Shares)			2,068,190
Weighted Average Shares Outstanding -Diluted (in Shares)			2,068,190
Effect of restatement [Member] | Ocean freight revenue [Member]
Revenue
Total revenue			$ 4,236,957
Effect of restatement [Member] | Vessel service revenue [Member]
Revenue
Total revenue			$ 206,318

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization